SCHEDULE IV MORTGAGE LOANS ON REAL ESTATE (Detail 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance at beginning of period	$ 648,078,550	$ 241,514,812	$ 238,621,161
Additions during period - Placements	33,288,320	529,547,836	3,378,357
Deductions during period - collection of principal/other	(1,571,634)	(122,984,098)	(484,706)
Balance at close of period	$ 679,795,236	$ 648,078,550	$ 241,514,812